Loans and advances to customers - Schedule of the breakdown of the securitized loans (Details) - Securitized loans and loans and advances to customers - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	€ 80,072	€ 80,824	€ 75,738
Securitised mortgage assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	19,640	17,782	16,994
Securitised mortgage assets | United Kingdom
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	10,236	9,034	6,096
Other securitised assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	€ 60,432	€ 63,042	€ 58,744